Income Tax - Schedule of net deferred tax assets (Detail) - USD ($)	Sep. 30, 2020	Dec. 31, 2019	Dec. 31, 2018
Deferred tax asset:
Accrued liabilities		$ 70,420,000	$ 65,024,000
Interest expense		49,586,000	21,805,000
Transaction expenses		5,325,000	4,585,000
Net operating losses		7,671,000	7,015,000
Deferred rent		6,354,000	2,863,000
Acquired intangibles, including goodwill		2,292,000	2,309,000
Insurance reserves		2,403,000	1,356,000
Depreciation		93,000	650,000
Other		2,305,000	4,875,000
Total deferred tax assets		146,449,000	110,482,000
Deferred tax liabilities
Acquired intangibles including goodwill		636,245,000	661,991,000
Restructuring expenses		6,857,000	8,561,000
Unrealized transactions		990,000	3,218,000
Other		2,922,000	3,055,000
Total deferred tax liabilities		647,014,000	676,825,000
Less: deferred income tax asset valuation allowances		(5,570,000)	(5,026,000)
Net deferred tax liabilities		506,135,000	571,369,000
Noncurrent deferred tax asset		227,000	59,000
Noncurrent deferred tax liability		506,362,000	$ 571,428,000
Predecessor Company
Deferred tax asset:
Startup / organizational costs		58,712
Total deferred tax assets		58,712
Deferred tax liabilities
Less: deferred income tax asset valuation allowances	$ (1,170,000)	(58,712)
Deferred tax asset, net of allowance		$ 0